UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-5717

Dreyfus Worldwide Dollar Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	4/30/2013

FORM N-CSR

Item 1.      Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Worldwide Dollar
Money Market Fund, Inc.

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Worldwide Dollar Money Market Fund, Inc., covering the six-month period from November 1, 2012, through April 30, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

By the end of the reporting period, U.S. financial markets generally rallied from the summer of 2012 through April 2013, with some equity indices setting new records in response to improving economic conditions. In addition, the U.S. unemployment rate had fallen to its lowest level in four years, housing markets showed signs of sustainable recovery, and macroeconomic concerns seemed to ease in Europe, Japan and the emerging markets. Many analysts attributed these long-awaited economic gains to the aggressively accommodative monetary policies adopted by central banks worldwide, including the Federal Reserve Board. However, these low interest rate policies kept money market yields near historical lows.

Our chief economist currently expects the U.S. economic recovery to persist at a choppy and moderate pace over the next several months, but sees the potential for stronger growth to begin in the fall. Moreover, the United States generally is expected to remain in the lead in a global march toward better economic conditions, while Europe’s recovery from recession likely will be delayed as regional policymakers continue their efforts to resolve structural issues. As always, we encourage you to discuss our observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2013

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2012, through April 30, 2013, as provided by Patricia A. Larkin, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended April 30, 2013, Dreyfus Worldwide Dollar Money Market Fund produced an annualized yield of 0.00%.Taking into account the effects of compounding, the fund also produced an annualized effective yield of 0.00%.1

Yields of money market instruments remained near zero percent throughout the reporting period as short-term interest rates were unchanged despite evidence of more robust economic growth.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in a diversified portfolio of high-quality, short-term debt securities, including: securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic and foreign banks or their subsidiaries or branches; repurchase agreements; asset-backed securities; domestic and dollar-denominated foreign commercial paper; and other short-term corporate obligations, including those with floating or variable rates of interest; and dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies. Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

U.S. Economic Recovery Gained Momentum

The reporting period began in the midst of improving economic sentiment, after the U.S. Department of Commerce announced that GDP for the third quarter of 2012 grew at a respectable 3.1% annualized rate, the U.S. Department of Labor reported that the unemployment rate had dropped to 7.9%, and the Federal Reserve Board (the “Fed”) embarked on a third round of quantitative easing involving monthly

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

purchases of $40 billion of mortgage-backed securities over an indefinite period. In addition, the Fed extended its commitment to maintaining the overnight federal funds rate in a historically low range between 0% and 0.25% through mid-2015.

In November, the unemployment rate remained steady at 7.9% while 146,000 new jobs were added to the economy. Home prices rose for the sixth straight month, and pending home sales reached a five-year high. However, manufacturing activity contracted slightly. December saw the addition of 164,000 jobs, a 7.8% unemployment rate, and a mild rebound in manufacturing activity. On the other hand, consumer confidence declined somewhat, and retailers reported relatively sluggish sales during the holiday season. Many analysts were surprised when the U.S. Department of Commerce announced a disappointing 0.4% annualized economic growth rate for the fourth quarter, which was attributed mainly to reductions in federal spending and uncertainty surrounding automatic spending cuts and tax hikes scheduled for the start of 2013. Other indicators proved somewhat more encouraging, including gains in personal consumption, durable goods purchases, and housing market activity.

Data from January 2013 also portrayed a sluggish economic recovery, as the economy added 157,000 jobs, but the unemployment rate inched upwards to 7.9%. Matters improved in February, when the unemployment rate slid to 7.7% as 236,000 new jobs were created. Employment gains were particularly strong in the professional and business services, construction, and health care industries. Moreover, manufacturing activity increased in February for the third consecutive month, and retail sales posted significant gains. Just 88,000 new jobs were added in March, but the unemployment rate edged lower to 7.6%. Both the manufacturing and services sectors of the U.S. economy posted gains in March, helping the U.S. economy achieve an estimated 2.5% annualized growth rate for the first quarter of 2013.

The gradual economic recovery continued in April, when the private sector added 176,000 jobs, while the unemployment rate fell to a multi-year low of 7.5% as some discouraged workers left the labor force.Yet, the service and manufacturing sectors continued to expand, and some stock market indices approached record high levels, suggesting that investors remained optimistic about the future.

Focusing on Quality and Liquidity

Despite evidence of more robust U.S. economic growth, short-term interest rates and money market yields remained near zero percent throughout the reporting period. Moreover, yield differences along the money market’s maturity spectrum stayed relatively narrow. Therefore, we continued to maintain the fund’s weighted average maturity in a position we considered to be roughly in line with market averages, and we retained our focus on well-established issuers with good liquidity characteristics.

The Fed has shown no signs of moving away from its aggressively accommodative monetary policy amid low inflation and moderate economic growth.Therefore, as we have for some time, we intend to keep the fund’s focus on quality and liquidity.

May 15, 2013

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate and asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields provided reflect the absorption of certain fund expenses by The
Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time.
Had these expenses not been absorbed, the fund’s yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Worldwide Dollar Money Market Fund, Inc. from November 1, 2012 to April 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2013

Expenses paid per $1,000†	$.99
Ending value (after expenses)	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2013

Expenses paid per $1,000†	$1.00
Ending value (after expenses)	$1,023.74

† Expenses are equal to the fund’s annualized expense ratio of .20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

April 30, 2013 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—25.1%	Amount ($)		Value ($)
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.23%, 8/8/13	10,000,000		10,000,000
Credit Suisse New York (Yankee)
0.28%, 5/1/13	10,000,000	[a]	10,000,000
Mizuho Corporate Bank (Yankee)
0.23%, 7/15/13	10,000,000		10,000,000
Nordea Bank Finland (Yankee)
0.27%, 9/6/13	10,000,000		10,000,000
Sumitomo Mitsui Trust Bank (Yankee)
0.24%, 5/28/13	10,000,000	[b]	10,000,000
Toronto Dominion Bank (Yankee)
0.18%, 6/20/13	10,000,000		10,000,000
Wells Fargo Bank, NA (Yankee)
0.18%, 8/8/13	10,000,000		10,000,000
Total Negotiable Bank Certificates of Deposit
(cost $70,000,000)			70,000,000

Commercial Paper—21.5%
Barclays U.S. Funding
0.24%, 5/20/13	10,000,000		9,998,733
Coca Cola Company
0.19%, 10/21/13	10,000,000	[b]	9,990,869
National Australia Funding (DE) Inc.
0.23%, 5/16/13	10,000,000	[a,b]	10,000,000
NRW Bank
0.17%, 5/17/13	10,000,000	[b]	9,999,267
PNC Bank N.A., Pittsburgh, PA
0.15%, 5/21/13	10,000,000		9,999,167
Westpac Banking Corp.
0.34%, 5/1/13	10,000,000	[a,b]	10,000,000
Total Commercial Paper
(cost $59,988,036)			59,988,036

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Asset-Backed Commercial Paper—14.3%	Amount ($)		Value ($)
Cancara Asset Securitization
0.18%, 5/17/13	10,000,000	[b]	9,999,200
Collateralized Commercial
Paper Program Co., LLC
0.25%, 5/6/13	10,000,000		9,999,653
FCAR Owner Trust, Ser. II
0.21%, 6/3/13	10,000,000		9,998,075
Northern Pines Funding LLC
0.40%, 9/3/13	10,000,000	[b]	9,986,111
Total Asset-Backed Commercial Paper
(cost $39,983,039)			39,983,039

Time Deposits—7.2%
Australia and New Zealand
Banking Group Ltd. (Grand Cayman)
0.14%, 5/1/13	12,000,000		12,000,000
Skandinaviska Enskilda Banken (Grand Cayman)
0.15%, 5/1/13	8,000,000		8,000,000
Total Time Deposits
(cost $20,000,000)			20,000,000

Repurchase Agreements—31.9%
ABN AMRO Bank N.V.
0.13%, dated 4/30/13, due 5/1/13 in
the amount of $35,000,126 (fully
collateralized by $33,985,200
U.S. Treasury Notes, 1.75%,
due 5/31/16, value $35,700,080)	35,000,000		35,000,000
Barclays Capital, Inc.
0.15%, dated 4/30/13, due 5/1/13 in
the amount of $14,000,058 (fully collateralized
by $14,000,000 U.S. Treasury Strips,
due 5/15/13-11/15/42, value $14,280,000)	14,000,000		14,000,000

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
Deutsche Bank Securities Inc.
0.15%, dated 4/30/13, due 5/1/13 in the
amount of $40,000,167 (fully collateralized
by $70,000 Federal Home Loan Bank, 4.50%,
due 9/16/13, value $71,522, $18,000 Federal
Home Loan Mortgage Corp., 0%, due 9/15/29,
value $10,692 and $39,301,000 Federal
National Mortgage Association, 0.50%-1.38%,
due 11/15/16-6/6/17, value $40,718,633)	40,000,000	40,000,000
Total Repurchase Agreements
(cost $89,000,000)		89,000,000

Total Investments (cost $278,971,075)	100.0%	278,971,075

Cash and Receivables (Net)	.0%	58,697

Net Assets	100.0%	279,029,772

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2013, these securities amounted to $69,975,447 or 25.1% of net assets.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	50.2	Asset-Backed/Single Seller	3.6
Repurchase Agreements	31.9	Beverages-Soft Drink	3.6
Asset-Backed/Banking	7.1
Asset-Backed/Multi-Seller Programs	3.6		100.0

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2013 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (including Repurchase Agreements
of $89,000,000)—Note 1(b)	278,971,075	278,971,075
Cash		440,750
Interest receivable		27,430
Prepaid expenses		26,243
		279,465,498
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		83,403
Payable for shares of Common Stock redeemed		281,017
Accrued expenses		71,306
		435,726
Net Assets ($)		279,029,772
Composition of Net Assets ($):
Paid-in capital		279,075,074
Accumulated net realized gain (loss) on investments		(45,302)
Net Assets ($)		279,029,772
Shares Outstanding
(25 billion shares of $.001 par value Common Stock authorized)		279,075,074
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2013 (Unaudited)

Investment Income ($):
Interest Income	296,327
Expenses:
Management fee—Note 2(a)	726,530
Shareholder servicing costs—Note 2(b)	678,975
Professional fees	31,401
Custodian fees—Note 2(b)	21,943
Registration fees	18,299
Directors' fees and expenses—Note 2	5,437
Miscellaneous	34,531
Total Expenses	1,517,116
Less—reduction in expenses due to undertaking—Note 2(a)	(1,218,964)
Less—reduction in fees due to earnings credits—Note 2(b)	(1,828)
Net Expenses	296,324
Investment Income—Net, representing net
increase in net assets resulting from operations	3

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2013	Year Ended
	(Unaudited)	October 31, 2012
Operations ($):
Investment income—net	3	11
Net realized gain (loss) on investments	—	205
Net Increase (Decrease) in Net Assets
Resulting from Operations	3	216
Dividends to Shareholders from ($):
Investment income—net	(3)	(11)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	56,623,046	119,223,761
Dividends reinvested	3	11
Cost of shares redeemed	(77,604,363)	(187,791,952)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(20,981,314)	(68,568,180)
Total Increase (Decrease) in Net Assets	(20,981,314)	(68,567,975)
Net Assets ($):
Beginning of Period	300,011,086	368,579,061
End of Period	279,029,772	300,011,086

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	April 30, 2013				Year Ended October 31,
	(Unaudited)		2012		2011		2010		2009		2008
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.004		.029
Distributions:
Dividends from
investment income—net	(.000)[a]		(.000)	[a]	(.000)	[a]	(.000)[a]		(.004)		(.029)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b,c]	.00	[b]	.00	[b]	.00	[b]	.40	[d]	2.91
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.04	[c]	.99		1.00		.93		.87		.79
Ratio of net expenses
to average net assets	.20	[c]	.26		.25		.30		.68		.76
Ratio of net investment income
to average net assets	.00	[b,c]	.00	[b]	.00	[b]	.00	[b]	.41		2.88
Net Assets, end of period
($ x 1,000)	279,030		300,011		368,579		533,996		596,939		670,943

a Amount represents less than $.001 per share.
b Amount represents less than .01%.
c Annualized.
d If payment pursuant to a Capital Support Agreement was not made, total return would have been (2.61%).

See notes to financial statements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

DreyfusWorldwide Dollar Money Market Fund, Inc. (the“fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company.The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2013 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	278,971,075
Level 3—Significant Unobservable Inputs	—
Total	278,971,075
† See Statement of Investments for additional detailed categorizations.

At April 30, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act.Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends to shareholders: It is policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $45,302 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2012. If not applied, the carryover expires in fiscal year 2017.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2012 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At April 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Manager had undertaken from November 1, 2012 through April 30, 2013 to reduce the management fee paid by the fund, if the fund’s aggregate expenses (excluding taxes, brokerage fees, interest on borrowings and extraordinary expenses) exceeded an annual rate of .75% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $426,638 during the period ended April 30, 2013.

The Manager has also undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $792,326 during the period ended April 30, 2013.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended April 30, 2013, the fund was charged $391,608 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2013, the fund was charged $238,231 for transfer agency services and $8,222 for cash management services. Cash management fees were partially offset by earnings credits of $1,388.These fees are included in Shareholder servicing costs in the Statement of Operations.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2013, the fund was charged $21,943 pursuant to the custody agreement.These fees were partially offset by earnings credits of $425.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions.The Bank of New York Mellon also provides shareholder redemption draft processing services. During the period ended April 30, 2013, the fund was charged $5,009 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $15.

During the period ended April 30, 2013, the fund was charged $4,497 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $116,162, Shareholder Services Plan fees $69,000, custodian fees $15,078, Chief Compliance Officer fees $3,054 and transfer agency fees $82,140, which are offset against an expense reimbursement currently in effect in the amount of $202,031.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and       Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)    Not applicable.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)    Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Worldwide Dollar Money Market Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	June 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	June 17, 2013

By: /s/ James Windels
James Windels, Treasurer
Date:	June 17, 2013

EXHIBIT INDEX

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)